SUMMARY OF WARRANTS (Details)	Dec. 31, 2021 $ / shares
Measurement Input, Share Price [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock price	$ 0.21
Measurement Input, Share Price [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock price	$ 0.21
Measurement Input, Price Volatility [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	65.31
Measurement Input, Price Volatility [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	68.73
Measurement Input, Expected Term [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumption, warrant contractual term (years)	1 year
Measurement Input, Expected Term [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumption, warrant contractual term (years)	2 years
Measurement Input, Risk Free Interest Rate [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.17
Measurement Input, Risk Free Interest Rate [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.19
Measurement Input, Expected Dividend Rate [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0
Measurement Input, Expected Dividend Rate [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0